Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited interim consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
In the opinion of management, the accompanying unaudited interim consolidated financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the financial statements) considered necessary to present fairly the Company’s financial position as of March 31, 2016 and its results of operations for the three and six months ended March 31, 2016 and 2015 and cash flows for the six months ended March 31, 2016 and 2015. Operating results for the six months ended March 31, 2016 are not necessarily indicative of the results that may be expected for the full year ending September 30, 2016. The unaudited interim condensed financial statements, presented herein, do not contain the required disclosures under GAAP for annual consolidated financial statements. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the annual audited financial statements and related notes as of and for the year ended September 30, 2015.

Basis of presentation
The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
The consolidated financial statements include the accounts of the Company’s subsidiaries and affiliates in which the Company holds a controlling financial interest as of the financial statement date. As the Company has been the primary funding source for Sonnet since its distribution to the Company’s stockholders, the operations and financial position of Sonnet are included in the consolidated financial statements of the Company. Participation of the stockholders in the net assets and losses of Sonnet are reflected in the line items “Noncontrolling interests” in the Company’s consolidated balance sheets and “Net loss attributable to the noncontrolling interests” in the Company’s consolidated statements of operations. Noncontrolling interests adjusts the Company’s consolidated results of operations to exclude all of the losses of Sonnet as Oncobiologics has no direct equity ownership in Sonnet. Changes in underlying net book value of Sonnet due to equity issuances are reflected as equity transaction in the Company’s consolidated statements of stockholders’ equity (deficit).
Parilis previously issued Series A and Series A Hybrid Redeemable Preferred Units (“Preferred Units”) to investors other than Oncobiologics. Prior to October 2015, the Preferred Units were redeemable both at the option of the Parilis Preferred holders and upon the occurrence of an event that was not solely within the Company’s control. Because redemption of Preferred Units was outside of the Company’s control, the noncontrolling interests is presented on the consolidated balance sheets under the caption redeemable noncontrolling interests and carried at its current redemption value. As of and for the years ended September 30, 2014 and 2015, the redeemable noncontrolling interests is presented at its carrying amount and adjusted for dividends to and contributions from the noncontrolling interests with an offsetting charge to common stock or, in the absence of common stock, a charge to accumulated deficit.

Use of estimates

Use of estimates

The preparation of the unaudited interim consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the unaudited interim consolidated financial statements, actual results may materially vary from these estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the unaudited interim consolidated financial statements in the period they are determined to be necessary.

Use of estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary.

Recapitalization

Recapitalization

On April 26, 2016, the Company filed a certificate of amendment to amend its certificate of incorporation effecting a 1-for-3.45 reverse split of the Company’s common stock. All references in the unaudited interim consolidated financial statements to the number of shares and per-share amounts of common stock have been retroactively restated to reflect the reverse split.

Recapitalization
On April 26, 2016, the Company filed a certificate of amendment to amend its certificate of incorporation effecting a 1-for-3.45 reverse split of the Company’s common stock. All references in the consolidated financial statements to the number of shares and per-share amounts of common stock have been retroactively restated to reflect the reverse split.

Restricted cash
Restricted cash
As of September 30, 2014 and 2015, the Company had $211,452 and $213,663, respectively, in certificates of deposit with a maturity date of August 2017 and are related to the requirements of the Company’s bank loan.

Fair Value of financial instrument
Fair Value of financial instrument
At September 30, 2014 and 2015, the Company’s financial instruments included accounts payable, accrued expenses, stockholder notes, debt and stock-based compensation liability. The carrying amount of accounts payable and accrued expenses approximates fair value due to the short-term maturities of these instruments. The stockholder notes and debt approximates fair value as the interest rates are reflective of the rate the Company could obtain on debt with similar terms and conditions. The carrying value of the stock-based compensation liability is the estimated fair value of the liability (note 11).

Property and equipment
Property and equipment
Property and equipment are recorded at cost. Depreciation and amortization is determined using the straight-line method over the estimated useful lives ranging from 3 to 10 years. Leasehold improvements are amortized over the life of the lease or the estimated useful life of the assets, whichever is shorter. Expenditures for maintenance and repairs are expensed as incurred while renewals and betterments are capitalized. When property and equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is reflected in operations.

Long-lived assets
Long-lived assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated. Impairment charges are recognized at the amount by which the carrying amount of an asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell. The Company has not recognized any impairment or disposition of long-lived assets.

Deferred offering costs
Deferred offering costs
The Company capitalizes costs that are directly associated with in-process equity financings until such financings are consummated at which time such costs are recorded against the gross proceeds of the offering.

Stock-based compensation
Stock-based compensation
The Company measures equity classified stock-based awards granted to employees and directors based on the estimated fair value on the date of grant and recognizes compensation expense of those awards, net of estimated forfeitures, on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award.
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model, which is described more fully in note 11. The fair value of each restricted stock award is measured as the fair value per share of the Company’s common stock on the date of grant.
Stock-based awards granted to consultants and non-employees are measured based on the fair value of the award on the date on which the related services are completed. Compensation expense is recognized over the period during which services are rendered by such consultants and non-employees until completed. At the end of each financial reporting period prior to completion of the service, the fair value of these awards is remeasured using the then-current fair value of the Company’s common stock and updated assumption inputs in the Black-Scholes option-pricing model.
Stock-based awards that are settled in cash are accounted for as liabilities and are remeasured at each reporting period until the obligations are satisfied. Stock-based compensation liabilities are valued through the use of a Monte Carlo simulation model.

Revenue recognition
Revenue recognition
The Company’s revenue is generated primarily through collaboration research and license agreements. The terms of these agreements generally contain multiple deliverables which may include (i) licenses, (ii) research and development activities, (iii) clinical manufacturing, and (iv) product supply. The payment terms of these agreements may include nonrefundable upfront fees, payments for research and development activities, payments based upon the achievement of certain milestones, royalty payments based on product sales derived from the collaboration, and payments for supplying product.
The Company considers whether the deliverables under the arrangement represent separate units of accounting. In determining the units of accounting, management evaluates certain criteria, including whether the deliverables have stand-alone value. The consideration received is allocated to the separate units of accounting using the relative selling price method, and the applicable revenue recognition criteria are applied to each of the separate units.
The Company typically receives upfront, nonrefundable payments when licensing its intellectual property. For intellectual property licenses that do not have stand-alone value from the other deliverables to be provided, the upfront fee is deferred and revenue is recognized over the contractual or estimated performance period, which is typically the term of the research and development obligations. The periods over which revenue is recognized are subject to estimates by management and may change over the course of the research and development agreement. Such a change could have a material impact on the amount of revenue the Company records in future periods. Payments or reimbursements resulting from the Company’s research and development efforts are recognized as the services are performed. Amounts received prior to satisfying the above revenue recognition criteria are recorded as deferred revenue.
The Company recognizes revenue from milestone payments when: (i) the milestone event is substantive and its achievability was not reasonably assured at the inception of the agreement, and (ii) the Company does not have ongoing performance obligations related to the achievement of the milestone earned. Milestone payments are considered substantive if all of the following conditions are met: the milestone payment (a) is commensurate with either the Company’s performance to achieve the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the Company’s performance to achieve the milestone, (b) relates solely to past performance, and (c) is reasonable relative to all of the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

Research and development
Research and development
Research and development costs are expensed as incurred and consist primarily of funds paid to third parties for the provision of services for product candidate development, clinical and preclinical development and related supply and manufacturing costs, and regulatory compliance costs. At the end of the reporting period, the Company compares payments made to third-party service providers to the estimated progress toward completion of the research or development objectives. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to the service providers and the progress that the Company estimates has been made as a result of the service provided, the Company may record net prepaid or accrued expense relating to these costs.
Upfront milestone payments made to third parties who perform research and development services on the Company’s behalf are expensed as services are rendered. Costs incurred in obtaining technology licenses are charged to research and development expense as acquired in-process research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

Income taxes

Income taxes

The Company recorded income tax expense (benefit) of $50,500 and $(726,218) for the three months ended March 31, 2016 and 2015, respectively, and $102,500 and $(319,855) for the six months ended March 31, 2016 and 2015, respectively, which is primarily attributable to the foreign withholding taxes in connection with the Company’s collaboration and licensing agreements and the sale of New Jersey net operating losses.

Income taxes
The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded to the extent it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Accretion of redeemable preferred stock, redeemable common stock and redeemable noncontrolling interests
Accretion of redeemable preferred stock, redeemable common stock and redeemable noncontrolling interests
Accretion of redeemable preferred stock includes the accretion of dividends and issuance costs of the Company’s Series A and Series B redeemable preferred stock and the redeemable common stock. The carrying values of the Series A and Series B redeemable preferred stock, redeemable common stock and redeemable noncontrolling interests are being accreted to their respective redemption values, using the effective interest method, from the date of issuance to the earliest date the holders can demand redemption. Increases to the carrying value of redeemable preferred stock, common stock, and noncontrolling interests are charged to common stock or, in the absence of common stock, charged to accumulated deficit. Upon repurchase of redeemable preferred stock and redeemable noncontrolling interests, the excess consideration paid over the carrying value at the time of repurchase is accounted for as a deemed dividends to the preferred stockholders.

Net loss per share

Net loss per share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common stockholders by the weighted-average common shares outstanding during the period. For all periods presented, the outstanding shares of preferred stock have been excluded from the calculation because their effects would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding as of March 31, 2016 and 2015, as they would be antidilutive:

	March 31,
	2016	2015
Series A redeemable preferred stock	-	1,059,710
Series B redeemable preferred stock	-	1,159,418
Series A preferred stock	984,899	-
Performance-based stock units	247,887	-
Restricted stock units	1,066,039	-
Unvested shares of restricted common stock	-	32,463
Convertible stockholder note	96,618	96,618

Amounts in the table above reflect the common stock equivalents of the noted instruments.

Net loss per share
Basic and diluted net loss per common share is determined by dividing net loss applicable to common stockholders by the weighted-average common shares during the period. For all periods presented, the outstanding shares of Series A and Series B redeemable preferred stock have been excluded from the calculation because their effects would be anti-dilutive. Therefore the weighted-average shares used to calculate both basic and diluted loss per share are the same.
The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding as of September 30, 2014 and 2015, as they would be antidilutive:
	September 30,
	2014	2015
Series A redeemable preferred stock	1,066,956	1,034,181
Series B redeemable preferred stock	1,159,418	1,159,418
Unvested shares of restricted common stock	32,463	—
Convertible stockholder note	—	96,618
Amounts in the table above reflect the common stock equivalents of the noted instruments.
The unaudited pro forma net loss per common share is computed using the weighted-average number of common shares outstanding and assumes the issuance of 1,034,181, 1,159,418 and 226,663 shares of common stock issued to Series A and Series B redeemable preferred stockholders and Parilis Preferred Unit holders, respectively, in connection with the reincorporation of the Company in October 2015. The pro forma weighted-average shares outstanding also assumes the reincorporation and the issuance of 1,969,818 shares of common stock upon settlement of the Series A liquidation value of  $11,819,000, assuming the initial public offering price of  $6.00 per share of common stock included in the units sold in this offering. The pro forma weighted-average shares outstanding of 14,143,696 was used to compute the pro forma net loss per common share.
The following table summarizes the calculation of unaudited pro forma basic and diluted net loss per common share:
Numerator:
Net loss applicable to common stockholders of Oncobiologics, Inc.	$(52,998,402)
Effect of pro forma adjustments:
Accretion of redeemable preferred stock and noncontrolling interests	4,306,488
Deemed dividends	1,298,631
Pro forma net loss attributable to common stockholders of Oncobiologics, Inc.	$(47,393,283)
Denominator:
Weighted-average common shares outstanding	9,753,616
Effect of pro forma adjustments:
Exchange of Series A and Series B redeemable preferred stock	2,193,599
Exchange of Parilis Preferred Units	226,663
Conversion of Series A Preferred Stock liquidation value	1,969,818
Shares used in computing unaudited pro forma weighted-average basic and diluted common shares outstanding	14,143,696
Unaudited pro forma basic and diluted net loss per common share	$(3.35)

Recent accounting pronouncements

Recently Issued and Adopted Accounting Pronouncements

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this update will explicitly require a company’s management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The new standard will be effective in the first annual period ending after December 15, 2016. Early application is permitted. The Company is currently evaluating the potential impact of the adoption of this standard, but the Company believes its adoption will have no impact on its consolidated results of operations, financial position or cash flows.

In May 2014, the FASB issued ASU, No. 2014-09, Revenue from Contracts with Customers. This guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This guidance also requires an entity to disclose sufficient information to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. Qualitative and quantitative information is required about:

Contracts with customers — including revenue and impairments recognized, disaggregation of revenue and information about contract balances and performance obligations (including the transaction price allocated to the remaining performance obligations).

Significant judgments and changes in judgments — determining the timing of satisfaction of performance obligations (over time or at a point in time), and determining the transaction price and amounts allocated to performance obligations.

Certain assets — assets recognized from the costs to obtain or fulfill a contract.

In July 2015, the FASB delayed the effective date of this guidance. As a result, this guidance will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently evaluating the impact that this guidance will have on its consolidated results of operations, financial position and cash flows.

In March 2016, the FASB issued ASU 2016-02, Leases, (Topic 842).  This new ASU represents a wholesale change to lease accounting and introduces a lease model that brings most leases on the balance sheet.  It also eliminates the required use of bright-line tests in current U.S. GAAP for determining lease classification. This ASU is effective for annual periods beginning after December 15, 2019 (i.e., calendar periods beginning on January 1, 2020), and interim periods thereafter. Earlier application is permitted for all entities. The Company is currently evaluating the impact of ASU 2016-02 on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, which is intended to simplify the accounting and reporting for employee share-based payment transactions. The pronouncement is effective for interim and annual periods beginning after December 31, 2016 with early adoption permitted.  The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Recent accounting pronouncements
In April 2015, the Financial Accounting Standards Board (‘‘FASB’’) issued Accounting Standards Updates (‘‘ASU’’) 2015-03, Interest — Imputation of Interest (Subtopic 835-30). The update requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. The guidance is effective for fiscal years beginning after December 15, 2015. The Company early adopted this guidance for all periods presented.
In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this update will explicitly require a company’s management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The new standard will be effective in the first annual period ending after December 15, 2016. Early application is permitted. The Company is currently evaluating the potential impact of the adoption of this standard, but believes its adoption will have no impact on its consolidated results of operations, financial position and cash flows.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. This guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This guidance also requires an entity to disclose sufficient information to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. Qualitative and quantitative information is required about:
■     Contracts with customers — including revenue and impairments recognized, disaggregation of revenue and information about contract balances and performance obligations (including the transaction price allocated to the remaining performance obligations).

■     Significant judgments and changes in judgments — determining the timing of satisfaction of performance obligations (over time or at a point in time), and determining the transaction price and amounts allocated to performance obligations.

■     Certain assets — assets recognized from the costs to obtain or fulfill a contract.

In July 2015, the FASB delayed the effective date of this guidance. As a result, this guidance will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently evaluating the impact that this guidance will have on its consolidated results of operations, financial position and cash flows.